Intangible assets	12 Months Ended
Dec. 31, 2021
Disclosure Of Intangible Assets [Abstract]
Intangible Assets
15.	Intangible assets
	Brands and trademarks	Patents	Customer relationships	Other	Total
Cost
Balance at December 31, 2019	8,386	13,551	19,578	3,778	45,293
Additions	150	—	—	—	150
Disposition of Bridge Farm (note 6)	(3,066)	—	(19,415)	(3,747)	(26,228)
Foreign currency translation	(25)	—	(163)	(31)	(219)
Balance at December 31, 2020	5,445	13,551	—	—	18,996
Balance at December 31, 2021	5,445	13,551	—	—	18,996

Accumulated amortization and impairment
Balance at December 31, 2019	131	—	976	191	1,298
Depreciation	441	677	842	165	2,125
Impairment	—	12,874	—	—	12,874
Disposition of Bridge Farm (note 6)	(190)	—	(1,801)	(353)	(2,344)
Foreign currency translation	—	—	(17)	(3)	(20)
Balance at December 31, 2020	382	13,551	—	—	13,933
Depreciation	354	—	—	—	354
Balance at December 31, 2021	736	13,551	—	—	14,287

Net book value
Balance at December 31, 2020	5,063	—	—	—	5,063
Balance at December 31, 2021	4,709	—	—	—	4,709

Brands and trademarks related to intellectual property purchased from Sun 8 Holdings Inc. with a useful life of 15 years and other intellectual property with a useful life of 12 years.

Patents consisted of intellectual property acquired through the acquisition of Pathway RX Inc. (“Pathway”) comprised of proprietary rights to certain technology, copyrights and trademarks with a useful life of 20 years. During the year ended December 31, 2020, the Company determined that indicators of impairment existed regarding the Pathway intellectual property due to the Company’s decision to reduce its focus on medical cannabis research. The estimated recoverable amount of the intangible assets was determined to be their fair value less costs of disposal and an impairment of $12.9 million was recorded to write down the assets to their recoverable amount of nil.

Brands and trademarks related to intellectual property acquired as part of the Bridge Farm acquisition, customer relationships and other intangible assets consisting of non-compete clauses and energy credits were disposed of as part of the sale of Bridge Farm (note 6).